Expense Example, No Redemption {- Fidelity Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund AMCIZ Pro-02 - Fidelity Emerging Markets Fund	Dec. 30, 2021 USD ($)
Fidelity Emerging Markets Fund: Class A
Expense Example, No Redemption:
1 Year	$ 695
3 Years	949
5 Years	1,222
10 Years	1,999
Fidelity Emerging Markets Fund: Class M
Expense Example, No Redemption:
1 Year	499
3 Years	813
5 Years	1,150
10 Years	2,099
Fidelity Emerging Markets Fund: Class C
Expense Example, No Redemption:
1 Year	204
3 Years	630
5 Years	1,083
10 Years	2,142
Fidelity Emerging Markets Fund: Class I
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
Fidelity Emerging Markets Fund: Class Z
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	$ 966